CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (10,343)	$ (7,129)
Adjustments to reconcile net loss to net cash used in operating activities:
(Income) loss from discontinued operations	(298)	976
Gain on foreclosures	(2,699)	0
Gain on payoff of loan held for investment	0	(250)
Depreciation and amortization	8,340	1,034
Amortization of deferred financing costs	192	0
Accretion of discount and direct loan fees and costs	(18)	(48)
Loss on disposal of assets	262	0
Changes in operating assets and liabilities, net of acquisitions:
Escrow reserves	313	0
Tenant receivables, net	(74)	(38)
Deposits	(381)	(39)
Prepaid expenses and other current assets	(202)	(147)
Due to related parties, net	(2,016)	(289)
Accounts payable and accrued expenses	1,667	387
Tenant prepayments	138	(12)
Security deposits	178	245
Net cash used in operating activities of continuing operations	(4,941)	(5,310)
Cash flows from investing activities:
Proceeds received on payoff of loan held for investment	0	815
Property acquisitions	(76,698)	0
Loan acquisitions	(10,300)	(28,897)
Capital expenditures	(15,813)	(4,064)
Principal payments received on loans	478	24
Cash received on foreclosure of loans held for investment	518	462
Net cash used in investing activities of continuing operations	(101,815)	(31,660)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of redemptions	127,492	55,589
Payment of deferred financing costs	(127)	(229)
Increase in borrowings	23,483	0
Principal payments on borrowings	(14,360)	0
Distributions paid on common stock	(841)	0
Syndication costs	(15,588)	(6,924)
Net cash provided by financing activities of continuing operations	120,059	48,436
Cash flows from discontinued operations:
Cash flows from discontinued operations:	1,211	(3,343)
Net cash (used in) provided by investing activities	(105)	1,238
Net cash provided by (used in) discontinued operations	1,106	(2,105)
Net increase in cash	14,409	9,361
Cash at beginning of period	14,927	5,566
Cash at end of period	$ 29,336	$ 14,927